8. EQUITY (Details Narrative) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
common stock no par value shares issued	242,500	320,350
common stock no par value shares issued value	$ 485,000	$ 640,700
Warrants outstanding	11,633,861
total value of warrants granted	6,207,716
professional fees	86,501
Warrant exercise inducement expense	6,006,215
Interest expense	$ 115,000
InvestorsMember
common stock no par value shares issued	82,500
Common stock purchase price	$ 0
LendorsMember
common stock no par value shares issued	5,345,013
Common stock purchase price	$ 1.50
VendorsMember
common stock no par value shares issued	268,795
Common stock purchase price	$ 2.00
Outstanding Warrants
Warrants issued	11,633,861	5,956,553
Warrants outstanding	11,633,861	5,956,553